Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

43.Subsequent events

On 10 January 2024, Turkcell Superonline, issued sukuk at the amount of TL 300,000 with a maturity of 18 April 2024. Besides, on 14 February 2024, it also issued sukuk at the amount of TL 300,000 with a maturity of 29 May 2024.

During February and March 2024, Turkcell Ödeme, issued sukuk at the amount of TL 200,000 with a maturity of 8 May 2024; at the amount of TL 100,000 with a maturity of 5 June 2024; and at the amount of TL 200,000 with a maturity of 13 June 2024.

On 17 January 2024, Turkcell Finansman, issued a financial bond amounting to TL 143,000 with a maturity of 16 May 2024.

During January and February 2024, Turkcell issued commercial bills at the amount of TL 2,500,000 with a maturity of 12 July 2024; at the amount of TL 250,000 with a maturity of 2 August 2024; and at the amount of TL 800,000 with a maturity of 6 August 2024.

In addition, on 29 January, 2024, Turkcell obtained loan, at the amount of 38,000 CNY with an interest rate of 5.15%, and on 14 March 2024, at the amount of 50,000 EUR with an interest rate of 6M Euribor + 2.29%, in accordance with the loan agreement signed with China Development Bank (“CDB”) on 7 August 2020 (which was extended in 7 August 2023).

On 5 April 2024, the Company’s Board of Directors has taken the decision to submit the distribution of the Company’s dividend in a gross amount of TL 6,277.0 equivalent of a gross dividend of TL 2.8532 (net TL 2.5679) per ordinary share with a nominal value of TL 1 to the shareholders in cash on 5 December 2024. This decision is approved on 2 May 2024in General Assembly.